Business Combinations	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Business Combinations
2.
Business Combination

Reorganisation

On 17 March 2022 (“Closing Date”), PropertyGuru Group Limited consummated the previously announced business combination pursuant to the Business Combination Agreement, dated as of 23 July 2021 with Bridgetown 2 Holdings Limited (“Bridgetown 2”), B2 PubCo Amalgamation Sub Pte. Ltd. (“Amalgamation Sub”) and PropertyGuru.

In connection with the Business Combination, the ordinary shares, restricted stocks and warrants of the PropertyGuru were converted in accordance with the terms and conditions of the Business Combination Agreement. Concurrently with the execution of the Business Combination Agreement, the Company and Bridgetown 2 entered into subscription agreements with third party investors. Pursuant to the agreements, the investors subscribed for and purchased from the Company an aggregate of 13,193,068 the Company’s ordinary shares for a purchase price of US$10.00 per share, for aggregate gross proceeds of US$131,930,680, equivalent to approximately S$178,653,000 (the “PIPE Financing”). The PIPE Financing was consummated concurrently with the closing of the Business Combination.

2.
Business Combination (continued)

On the closing date of the Business Combination, the Company acquired all of the ordinary shares of PropertyGuru, in consideration for the issuance of ordinary shares of the Company, by way of exchanging 128,376,418 ordinary shares of the Company for all of the 3,555,946 ordinary shares of PropertyGuru outstanding as of the closing date. On 18 March 2022, the Company’s ordinary shares commenced trading on the New York Stock Exchange, or “NYSE”, under the symbol “PGRU”.

The Business Combination is accounted for as a capital reorganisation. The Business Combination, which is not within the scope of IFRS 3 Business Combination as Bridgetown 2 does not meet the definition of a business in accordance with IFRS 3, is accounted for within the scope of IFRS 2 Share-based Payment. As such, the Business Combination is treated as the equivalent of the Company issuing shares at the closing of the Business Combination for the net assets of Bridgetown 2 as of the closing date, accompanied by a recapitalisation. The net assets of Bridgetown 2 are recorded at historical cost, with no goodwill or other intangible assets recorded. Any excess of the fair value of the Company’s shares issued considering a fair value of PropertyGuru's shares of $11.28 per share (market price of PropertyGuru's ordinary shares at the Closing Date) over the fair value of Bridgetown 2’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares.

This amounts to S$104,950,000 which is expensed to profit or loss (“share listing expense”). The share listing expense is non-recurring in nature and represents a share-based payment made in exchange for a listing service.

As of 17 March 2022
S$’000
Fair value of equity consideration issued by the Company
Fair value of Bridgetown 2 Class A ordinary shares outstanding	137,233
Fair value of Bridgetown 2 Class B ordinary shares outstanding	84,318
221,551
Bridgetown 2 net assets acquired
Net cash proceeds from Bridgetown 2	134,481
Warrant liabilities (Note 21)	(27,746)
Others	9,866
116,601
Share listing expense	104,950

2.
Business Combination (continued)

Acquisition

On 13 October 2022, the Company acquired 100% of the issued and outstanding share capital, preference shares, convertible notes and future rights to equity of Sendtech Pte. Ltd. (“Sendtech”) for a total purchase price of S$2,308,000. Sendtech is a home services platform developer that connects consumers to home service providers. The results of operations from Sendtech have been included in our consolidated financial statements since the date of acquisition.

The purchase price allocation as of the date of acquisition in 2022 was based on a preliminary valuation and the fair values of the identifiable assets and liabilities at the acquisition date as included in the audited consolidated financial statements for the financial year ended 31 December 2022 were provisional.

The fair values were finalised in 2023 and the following table summarizes the difference between the provisional and the finalised fair values of the assets/liabilities assumed and related goodwill acquired from Sendtech. Consequently, certain amounts in the prior period have been re-presented.

	As of 13 October 2022	As of 13 October 2022
	S$’000	S$’000
Total assets	Finalised	Provisional
Cash and cash equivalents	74	74
Internally developed computer software (Note 15(e))	92	163
Intangible asset	962	—
Trade and other receivables	25	66
	1,153	303
Total liabilities
Borrowings	(63)	(63)
Trade and other payables	(631)	(631)
Deferred revenue	(64)	(64)
Deferred tax liabilities	(163)	—
	(921)	(758)
Net identifiable assets/(liabilities) acquired	232	(455)
Add: goodwill	2,076	2,763
Total purchase consideration	2,308	2,308

Goodwill, which is non-deductible for tax purposes, represents the excess of the purchase consideration over the fair value of the net tangible and intangible assets acquired and is primarily attributable to the expected synergies at the time of the acquisition.